Pension Plans And Other Post-Retirement Benefits (Schedule Of Fair Value Of Plan Assets) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Total assets	$ 190,084	[1]	$ 148,912	[1]
Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	147,728	[1]	114,488	[1]
Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	42,356	[1]	34,424	[1]
Common Stocks [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	121,902	[2]	95,909	[2]
Common Stocks [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	121,902	[2]	95,909	[2]
Mutual Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	898	[2]	3,507	[2]
Mutual Funds [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	898	[2]	3,507	[2]
US Treasury And Government Agency Bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	12,156	[3]	14,236	[3]
US Treasury And Government Agency Bonds [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	12,156	[3]	14,236	[3]
Corporate And Foreign Bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	5,975	[3]	4,898	[3]
Corporate And Foreign Bonds [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	5,975	[3]	4,898	[3]
Mutual Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	24,928	[3]	15,072	[3]
Mutual Funds [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	24,928	[3]	15,072	[3]
Cash Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	24,225	[1]	15,290
Cash Assets [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	24,225	[1]	15,290
Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	190,084		148,912		145,524
Other Postretirement Benefit Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	34,054		28,131		26,739
Other Postretirement Benefit Plans [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	17,033		16,954
Other Postretirement Benefit Plans [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	17,021		11,177
Other Postretirement Benefit Plans [Member] | Common Stocks [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	9,170	[2]	9,010	[2]
Other Postretirement Benefit Plans [Member] | Common Stocks [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	9,170	[2]	9,010	[2]
Other Postretirement Benefit Plans [Member] | Mutual Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	6,465	[2]	6,524	[2]
Other Postretirement Benefit Plans [Member] | Mutual Funds [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	6,465	[2]	6,524	[2]
Other Postretirement Benefit Plans [Member] | US Treasury And Government Agency Bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	4,751	[2]	4,904	[3]
Other Postretirement Benefit Plans [Member] | US Treasury And Government Agency Bonds [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	4,751	[2]	4,904	[3]
Other Postretirement Benefit Plans [Member] | Corporate And Foreign Bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	2,735	[3]	3,042	[3]
Other Postretirement Benefit Plans [Member] | Corporate And Foreign Bonds [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	2,735	[3]	3,042	[3]
Other Postretirement Benefit Plans [Member] | Mutual Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	1,398	[3]	1,420	[3]
Other Postretirement Benefit Plans [Member] | Mutual Funds [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	1,398	[3]	1,420	[3]
Other Postretirement Benefit Plans [Member] | Cash Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	9,535	[1]	3,231	[1]
Other Postretirement Benefit Plans [Member] | Cash Assets [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	$ 9,535	[1]	$ 3,231	[1]

[1]	Cash is comprised of money market funds, which are valued utilizing the net asset value per unit based on the fair value of the underlying assets as determined by the fund’s investment managers.
[2]	Investments in common stocks are valued using unadjusted quoted prices obtained from active markets. Investments in mutual funds, which invest in common stocks, are valued using the net asset value per unit as obtained from quoted market prices for the mutual funds.
[3]	Investments in U.S. Treasury and government agency bonds and corporate and foreign bonds are valued by a pricing service which utilizes pricing models that incorporate available trade, bid, and other market information to value the fixed income securities. Investments in mutual funds, which invest in bonds, are valued using the net asset value per unit as obtained from quoted market prices in active markets for the mutual fund.